Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Table Total for Former PEO(3) ($)	Compensation Actually Paid to Former PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (In millions)(6) ($)	Adjusted Operating Income(7) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)
2023	13,808,603	23,274,493	—	—	3,659,890	5,224,395	75.38	103.18	(74)	1,887
2022	8,014,153	7,895,313	11,144,435	5,815,515	1,824,301	1,330,122	49.70	80.09	(6,093)	(3,914)
2021	—	—	15,063,788	11,157,235	3,304,831	2,721,255	88.19	102.56	(9,501)	(1,684)
(1)
Reflects total compensation of our current CEO, Josh Weinstein, as calculated in the Summary Compensation Table (the “SCT”).

(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to the Named Executive Officers calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each Named Executive Officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Weinstein, information is only included beginning with 2022, the first year in which he served as CEO.

(3)
Reflects the total compensation for our former CEO, Arnold Donald, who served as PEO until August 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are calculated in the SCT for each of the years shown.

(4)
Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown. Our non- PEO NEOs included in the table above are the following individuals: for 2023: David Bernstein, William Burke, Bettina Deynes, Enrique Miguez, and Michael Thamm; for 2022: David Bernstein, William Burke, Enrique Miguez, and Michael Thamm; and for 2021: Peter Anderson, David Bernstein, Enrique Miguez, Arnaldo Perez, and Michael Thamm.

(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on November 30, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Recreational Services Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate Peer Group used by the Compensation Committees for purposes of determining compensation paid to our executive officers is described in the Compensation Discussion & Analysis section under “Peer Group Characteristics.”

(6)
Reflects after-tax net income (loss) prepared in accordance with GAAP for each of the years shown.

(7)
Adjusted Operating Income is a non-GAAP financial measure that represents operating income adjusted for gains and losses on ship sales, restructuring costs and certain other gains and losses that are not part of our core operating business.

	2023		2022			2021
	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Non-PEO NEOs ($)
Total Reported in 2023 SCT	13,808,603	3,659,890	11,144,435	8,014,153	1,824,301	15,063,788	3,304,831
Less, Value of Stock Grants Reported in SCT	7,460,811	1,882,955	5,999,996	4,695,000	0	7,449,735	1,327,423
Plus, Year End Fair Value of Equity Awards Granted in the Year	14,167,138	3,246,175	2,984,968	4,965,000	0	6,289,618	1,205,892
Plus, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	2,664,917	109,444	(2,695,390)	(443,809)	(578,848)	(2,925,955)	(507,063)
Plus, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	0	0	0	0	0	0	0
Plus, Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	94,646	91,840	381,498	54,969	84,669	179,519	45,018
Less, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	0	0	0	0	0
Plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0	0	0	0	0	0
Total Adjustments	16,926,701	3,447,459	671,076	4,576,160	(494,179)	3,543,182	743,846
Compensation Actually Paid for Fiscal Year	23,274,493	5,224,395	5,815,515	7,895,313	1,330,122	11,157,235	2,721,255

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(2)
The dollar amounts shown in these columns reflect “compensation actually paid” to the Named Executive Officers calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to each Named Executive Officer’s total compensation for each year to determine CAP are shown in the tables below. For Mr. Weinstein, information is only included beginning with 2022, the first year in which he served as CEO.

(3)
Reflects the total compensation for our former CEO, Arnold Donald, who served as PEO until August 1, 2022, and is therefore included in this table as an additional PEO in accordance with SEC rules. Amounts shown are calculated in the SCT for each of the years shown.

(4)
Reflects the average total compensation of our non-PEO NEOs, as calculated in the SCT for each of the years shown. Our non- PEO NEOs included in the table above are the following individuals: for 2023: David Bernstein, William Burke, Bettina Deynes, Enrique Miguez, and Michael Thamm; for 2022: David Bernstein, William Burke, Enrique Miguez, and Michael Thamm; and for 2021: Peter Anderson, David Bernstein, Enrique Miguez, Arnaldo Perez, and Michael Thamm.

Peer Group Issuers, Footnote
(5)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on November 30, 2020. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the Dow Jones U.S. Recreational Services Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate Peer Group used by the Compensation Committees for purposes of determining compensation paid to our executive officers is described in the Compensation Discussion & Analysis section under “Peer Group Characteristics.”

Adjustment To PEO Compensation, Footnote
	2023		2022			2021
	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Non-PEO NEOs ($)
Total Reported in 2023 SCT	13,808,603	3,659,890	11,144,435	8,014,153	1,824,301	15,063,788	3,304,831
Less, Value of Stock Grants Reported in SCT	7,460,811	1,882,955	5,999,996	4,695,000	0	7,449,735	1,327,423
Plus, Year End Fair Value of Equity Awards Granted in the Year	14,167,138	3,246,175	2,984,968	4,965,000	0	6,289,618	1,205,892
Plus, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	2,664,917	109,444	(2,695,390)	(443,809)	(578,848)	(2,925,955)	(507,063)
Plus, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	0	0	0	0	0	0	0
Plus, Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	94,646	91,840	381,498	54,969	84,669	179,519	45,018
Less, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	0	0	0	0	0
Plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0	0	0	0	0	0
Total Adjustments	16,926,701	3,447,459	671,076	4,576,160	(494,179)	3,543,182	743,846
Compensation Actually Paid for Fiscal Year	23,274,493	5,224,395	5,815,515	7,895,313	1,330,122	11,157,235	2,721,255

Non-PEO NEO Average Total Compensation Amount	$ 3,659,890	$ 1,824,301	$ 3,304,831
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,224,395	1,330,122	2,721,255
Adjustment to Non-PEO NEO Compensation Footnote
	2023		2022			2021
	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Weinstein ($)	Non-PEO NEOs ($)	Donald ($)	Non-PEO NEOs ($)
Total Reported in 2023 SCT	13,808,603	3,659,890	11,144,435	8,014,153	1,824,301	15,063,788	3,304,831
Less, Value of Stock Grants Reported in SCT	7,460,811	1,882,955	5,999,996	4,695,000	0	7,449,735	1,327,423
Plus, Year End Fair Value of Equity Awards Granted in the Year	14,167,138	3,246,175	2,984,968	4,965,000	0	6,289,618	1,205,892
Plus, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	2,664,917	109,444	(2,695,390)	(443,809)	(578,848)	(2,925,955)	(507,063)
Plus, Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	0	0	0	0	0	0	0
Plus, Change in Fair Value from Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	94,646	91,840	381,498	54,969	84,669	179,519	45,018
Less, Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	0	0	0	0	0	0	0
Plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0	0	0	0	0	0
Total Adjustments	16,926,701	3,447,459	671,076	4,576,160	(494,179)	3,543,182	743,846
Compensation Actually Paid for Fiscal Year	23,274,493	5,224,395	5,815,515	7,895,313	1,330,122	11,157,235	2,721,255

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance

Below are the most important measures (unranked) used by us to link compensation actually paid to our Named Executive Officers for 2023 to our performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” section above.

Adjusted Operating Income
Adjusted Earnings Before Interest and Taxes
Return on Invested Capital
GHG Reduction

Total Shareholder Return Amount	$ 75.38	49.7	88.19
Peer Group Total Shareholder Return Amount	103.18	80.09	102.56
Net Income (Loss)	$ (74,000,000)	$ (6,093,000,000)	$ (9,501,000,000)
Company Selected Measure Amount	1,887	(3,914)	(1,684)
PEO Name	Josh Weinstein
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(7)
Adjusted Operating Income is a non-GAAP financial measure that represents operating income adjusted for gains and losses on ship sales, restructuring costs and certain other gains and losses that are not part of our core operating business.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Before Interest and Taxes
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	GHG Reduction
Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,882,955	$ 0	$ 1,327,423
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,447,459	(494,179)	743,846
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,246,175	0	1,205,892
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,444	(578,848)	(507,063)
Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,840	84,669	45,018
Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
J. Weinstein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	13,808,603	8,014,153	0
PEO Actually Paid Compensation Amount	23,274,493	7,895,313	0
J. Weinstein [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,460,811	4,695,000
J. Weinstein [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,926,701	4,576,160
J. Weinstein [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,167,138	4,965,000
J. Weinstein [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,664,917	(443,809)
J. Weinstein [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
J. Weinstein [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,646	54,969
J. Weinstein [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
J. Weinstein [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
A. Donald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	11,144,435	15,063,788
PEO Actually Paid Compensation Amount	$ 0	5,815,515	11,157,235
A. Donald [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,999,996	7,449,735
A. Donald [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		671,076	3,543,182
A. Donald [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,984,968	6,289,618
A. Donald [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,695,390)	(2,925,955)
A. Donald [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
A. Donald [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		381,498	179,519
A. Donald [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
A. Donald [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0